ALPS SERIES TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

February 5, 2016

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), Post-Effective Amendment No. 52

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add two newly created series, the Clarkston Select Fund and the Clarkston Founders Fund, each with one share class, to the Trust. The Prospectus contained in this filing speaks exclusively to the two newly created series, while the Statement of Additional Information speaks to all four series under the Trust for which Clarkston Capital Partners serves as investment adviser.

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

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